OTHER RECEIVABLES, NET	3 Months Ended
Mar. 31, 2020
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

9. OTHER RECEIVABLES, NET

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Consideration receivable (Note 4)	—	—	130,000
Rental and other deposits	77,902	89,761	78,322
Deposits in non-bank financing partners (i)	502,550	294,763	52,751
Staff advance	55,652	28,080	24,813
Receivables from third-party payment settlement platform	34,787	7,143	11,228
Others	42,970	26,428	42,305
	713,861	446,175	339,419
Less: allowance for doubtful accounts/provision for credit losses	(6,457)	(6,119)	(51,666)
	707,404	440,056	287,753

(i)	In relation with the Company's historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, is required to deposit a separate guarantee fund with those financial institutions.

The movement of allowance for doubtful accounts/provision for credit losses for the year ended December 31, 2017, 2018 and 2019, and the three months ended March 31, 2020, was as follows:

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	(269)	(272)	(6,457)	(6,119)
Changes on initial application of ASU 2016-13	—	—	—	(8,434)
Addition	(3)	(23,608)	(1,411)	(39,748)
Write-off	—	17,423	—	2,635
Reclassified as assets held for sale	—	—	1,749	—
Ending balance of the period	(272)	(6,457)	(6,119)	(51,666)